Related party transactions (Details) - Venture capital fund ("Fund") - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Interest income of loans receivable:	¥ 7,344	¥ 1,584	¥ 0
Loan receivable	73,330	73,330	0
Interest receivable	¥ 8,928	¥ 1,584	¥ 0